Amplify Lithium & Battery Technology ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 23.0%
BYD Co. Ltd. - Class H	91,237	$3,131,824
EVgo, Inc. (a)(b)	59,262	240,011
Li Auto, Inc. - ADR (a)	44,157	1,059,326
Lotus Technology inc - ADR (a)(b)	110,270	401,383
Lucid Group, Inc. (a)(b)	196,340	592,947
NIO, Inc. - ADR (a)(b)	138,268	602,849
Polestar Automotive Holding UK PLC - ADR (a)(b)	334,255	350,968
QuantumScape Corp. (a)	118,226	613,593
Rivian Automotive, Inc. - Class A (a)(b)	62,179	826,981
Serve Robotics, Inc. (a)(b)	51,846	699,921
Tesla, Inc. (a)	11,679	4,716,447
Vinfast Auto Ltd. (a)(b)	101,624	409,545
XPeng, Inc. - ADR (a)	55,496	655,963
Yadea Group Holdings Ltd. (c)(d)	251,857	419,618
Zhejiang Leapmotor Technology Co. Ltd. (a)(c)(d)	107,678	451,278
		15,172,654

Industrials - 26.3%(e)
Advanced Energy Solution Holding Co. Ltd.	31,684	1,101,733
Ballard Power Systems, Inc. (a)(b)	388,963	645,678
Bloom Energy Corp. - Class A (a)	55,864	1,240,739
Ceres Power Holdings PLC (a)	226,866	485,661
ChargePoint Holdings, Inc. (a)(b)	450,202	481,716
Contemporary Amperex Technology Co. Ltd. - Class A	131,012	4,774,352
Doosan Fuel Cell Co. Ltd. (a)	45,556	493,886
Ecopro BM Co. Ltd. (a)	6,684	498,979
Ecopro Materials Co. Ltd. (a)	7,539	336,967
Electreon Wireless Ltd. (a)	6,596	330,934
EnerSys	6,897	637,490
Enovix Corp. (a)(b)	63,670	692,093
Eos Energy Enterprises, Inc. (a)(b)	210,337	1,022,238
Fluence Energy, Inc. (a)	30,719	487,818
GS Yuasa Corp.	32,410	546,054
Kempower Oyj (a)(b)	35,864	359,610
L&F Co. Ltd. (a)	7,376	405,839
LG Energy Solution Ltd. (a)	3,751	886,695
Plug Power, Inc. (a)(b)	298,002	634,744
SK IE Technology Co. Ltd. (a)(c)(d)	24,521	375,606
Sungeel Hitech Co. Ltd. (a)	13,226	318,937
Vitzrocell Co. Ltd. (a)	39,703	570,403
		17,328,172

Information Technology - 12.7%
Daejoo Electronic Materials Co. Ltd. (a)	7,891	400,942
Dynapack International Technology Corp.	161,273	1,033,029
Kohoku Kogyo Co. Ltd.	28,500	534,698
Lotte Energy Materials Corp.	22,172	355,439
NAURA Technology Group Co. Ltd. - Class A	32,800	1,757,002
Phoenix Silicon International Corp.	124,961	531,716
Samsung SDI Co. Ltd.	5,082	854,393
Simplo Technology Co. Ltd.	55,979	677,871
SolarEdge Technologies, Inc. (a)(b)	38,593	524,865
TDK Corp.	128,980	1,698,885
		8,368,840

Materials - 37.5%(e)
African Rainbow Minerals Ltd.	55,394	441,449
Albemarle Corp.	10,926	940,510
AMG Critical Materials NV	33,065	476,081
Aneka Tambang Tbk	5,636,730	534,080
Arcadium Lithium PLC (a)	143,448	735,888
BHP Group Ltd.	167,982	4,112,109
Dowa Holdings Co. Ltd.	18,113	512,959
Eramet SA	9,060	508,187
First Quantum Minerals Ltd. (a)	70,135	904,102
Ganfeng Lithium Group Co. Ltd. - Class H (c)(d)	266,362	689,342
GMK Norilskiy Nickel PAO - ADR (a)(f)	182,937	0
IGO Ltd.	181,000	534,383
Ivanhoe Electric, Inc. / US (a)	51,857	391,520
Jinchuan Group International Resources Co. Ltd.	6,815,055	456,288
Johnson Matthey PLC	34,182	573,416
Leo Lithium Ltd. (a)(f)	742,011	0
Lifezone Metals Ltd. (a)	75,878	527,352
Liontown Resources Ltd. (a)(b)	1,091,425	354,657
Lithium Americas Argentina Corp. (a)(b)	164,138	430,042
Lithium Americas Corp. (a)(b)	142,445	423,062
Lundin Mining Corp.	83,269	716,573
Merdeka Battery Materials Tbk PT (a)	16,876,498	480,238
Mineral Resources Ltd.	28,861	611,825
MP Materials Corp. (a)(b)	32,833	512,195
Nickel Industries Ltd.	951,394	485,814
Patriot Battery Metals, Inc. (a)	2,092,793	524,610
Pilbara Minerals Ltd. (a)	389,191	527,548
Resonac Holdings Corp.	30,067	767,225
Sigma Lithium Corp. (a)(b)	42,330	474,943
Sociedad Quimica y Minera de Chile SA - ADR (b)	20,706	752,870
South32 Ltd.	422,526	889,176
Standard Lithium Ltd. (a)(b)	251,666	367,432
Sumitomo Metal Mining Co. Ltd.	29,222	671,004
Tianqi Lithium Corp. - Class H	218,547	676,747
TMC the metals co., Inc. (a)(b)	531,592	595,383
Trimegah Bangun Persada Tbk PT	10,188,229	477,919
Umicore SA	54,625	563,287
Vale Indonesia Tbk PT (a)	2,205,655	496,084
Vulcan Energy Resources Ltd. (a)(b)	158,492	524,827
		24,661,127
TOTAL COMMON STOCKS (Cost $86,712,164)		65,530,793

SHORT-TERM INVESTMENTS - 18.4%		Value
Investments Purchased with Proceeds from Securities Lending - 17.1%
First American Government Obligations Fund - Class X, 4.39% (g)	11,247,218	11,247,218

Money Market Funds - 1.3%
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (g)	843,724	843,724
TOTAL SHORT-TERM INVESTMENTS (Cost $12,090,942)		12,090,942

TOTAL INVESTMENTS - 117.9% (Cost $98,803,106)		77,621,735
Liabilities in Excess of Other Assets - (17.9)%		(11,781,628)
TOTAL NET ASSETS - 100.0%		$65,840,107
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $10,007,787 which represented 15.2% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,935,844 or 2.9% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of December 31, 2024, the value of these securities total $1,935,844 or 2.9% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Lithium & Battery Technology ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$65,530,793	$–	$–	(a)	$65,530,793
Investments Purchased with Proceeds from Securities Lending	11,247,218	–	–		11,247,218
Money Market Funds	843,724	–	–		843,724
Total Investments	$77,621,735	$–	$–	(a)	$77,621,735

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were [no] transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
China	$14,619,684	22.3%
Australia	8,040,339	12.1
South Korea	5,498,086	8.3
Japan	4,730,825	7.2
Canada	4,606,882	7.1
Taiwan	3,344,349	5.1
Indonesia	1,988,321	3.0
United Kingdom	1,410,045	2.1
Israel	855,799	1.3
Chile	752,870	1.1
Belgium	563,287	0.9
IM	527,352	0.8
France	508,187	0.8
Netherlands	476,081	0.7
Brazil	474,943	0.7
Cayman Islands	456,288	0.7
South Africa	441,449	0.7
Vietnam	409,545	0.6
Finland	359,610	0.5
Russia	0	–
United States	27,557,793	41.9
Liabilities in Excess of Other Assets	(11,781,628)	(17.9)
	$65,840,107	100.0%

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.